Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Financial assets	$ (114,671)	$ (124,120)	$ (131,252)
Other financial assets	(7,831)	(205)	(25,826)
Intangible assets other than goodwill	(5,234)
Property, plants and equipment	66,988	44,577
Total	(60,748)	(79,748)	(157,078)
Generation [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Financial assets	(4,462)	(1,296)	(14,783)
Other financial assets	(536)	304	(19,388)
Property, plants and equipment	(66,988)	(10,242)
Total	(61,990)	(11,234)	(34,171)
Distribution [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Financial assets	(110,209)	(122,824)	(116,328)
Other financial assets	(7,295)	(509)
Intangible assets other than goodwill	(5,234)
Property, plants and equipment		54,819
Total	$ (122,738)	$ (68,514)	(116,328)
Other [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Financial assets			(141)
Other financial assets			(6,438)
Total			$ (6,579)